Warrant Liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Warrant Liability
Schedule of warrants issued but not exercised

As at June 30, 2022 and December 31, 2021 the following warrants were issued but not exercised and therefore recorded as a liability:

	June 30,	December 31,
	2022	2021
	Number	Number
Public Warrants	15,265,136	15,265,146
Mudrick Warrants	4,000,000	4,000,000
MWC Options	—	2,000,000
Outstanding, end of period	19,265,136	21,265,146
As at December 16, 2021 and December 31, 2021 the following warrants were issued but not exercised:

Number
Public Warrants	15,265,146
Mudrick Warrants	4,000,000
MWC Options	2,000,000
21,265,146

Schedule of reconciliation of warrant liabilities

Recorded as a liability, the following shows the change in fair value during the period ended June 30, 2022:

£ 000
December 31, 2021	10,730
Addition/(Disposal) of private placement warrants	—
Reclassification of MWC Options to equity	(1,010)
Change in fair value	(4,373)
Exchange differences on translation	840
June 30, 2022	6,187